Acquisitions (Details) - Schedule of Estimate of Fair Value - USD ($)	12 Months Ended
	Dec. 31, 2023	May 31, 2023
Schedule of Estimate of Fair Value [Abstract]
Shares issued (in Shares)	6,055,409
Shares to be issued	$ 3,747,209
Replacement awards	15,578
Contingent consideration (liability) – retention payments	3,491,741
Contingent consideration (equity) – milestone 1	2,490,152
Contingent consideration (equity) – milestone 2	2,356,483
Contingent consideration payable	70,000
Total consideration	$ 18,226,572	$ 18,226,572